Income Tax (Tables)	6 Months Ended
Apr. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes	The net taxable income (losses) before income taxes and its provision for income taxes comprised of the following:
	Six Months Ended
	April 30, 2023	April 30, 2022
Income (loss) attributed to China	(4,927,475.00)	(5,123,078)
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	-	-
Reconciliation	20	127,661
Income tax expense/ (benefit)	20	127,661